Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,266,884.92

Principal:
Principal Collections	$31,643,555.09
Prepayments in Full	$32,826,926.03
Liquidation Proceeds	$42,747.90
Recoveries	$0.00
Sub Total	$64,513,229.02
Collections	$69,780,113.94

Purchase Amounts:
Purchase Amounts Related to Principal	$258,501.74
Purchase Amounts Related to Interest	$635.75
Sub Total	$259,137.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$70,039,251.43

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$70,039,251.43
Servicing Fee	$1,214,633.90	$1,214,633.90	$0.00	$0.00	$68,824,617.53
Interest - Class A-1 Notes	$54,985.04	$54,985.04	$0.00	$0.00	$68,769,632.49
Interest - Class A-2 Notes	$175,162.50	$175,162.50	$0.00	$0.00	$68,594,469.99
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$68,331,159.99
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$68,229,224.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$68,229,224.99
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$68,172,617.16
Second Priority Principal Payment	$27,895,973.08	$27,895,973.08	$0.00	$0.00	$40,276,644.08
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$40,234,489.75
Third Priority Principal Payment	$29,410,000.00	$29,410,000.00	$0.00	$0.00	$10,824,489.75
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$10,767,630.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,767,630.42
Regular Principal Payment	$217,619,249.47	$10,767,630.42	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$70,039,251.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$27,895,973.08
Third Priority Principal Payment					$29,410,000.00
Regular Principal Payment					$10,767,630.42
Total					$68,073,603.50
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$68,073,603.50	$195.67	$54,985.04	$0.16	$68,128,588.54	$195.83
Class A-2 Notes	$0.00	$0.00	$175,162.50	$0.38	$175,162.50	$0.38
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$68,073,603.50	$45.39	$751,014.03	$0.50	$68,824,617.53	$45.89

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$274,925,222.55	0.7902421	$206,851,619.05	0.5945721
Class A-2 Notes	$467,100,000.00	1.0000000	$467,100,000.00	1.0000000
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$1,426,755,222.55	0.9513414	$1,358,681,619.05	0.9059508

Pool Information
Weighted Average APR	4.268%	4.242%
Weighted Average Remaining Term	54.41	53.53
Number of Receivables Outstanding	65,610	63,521
Pool Balance	$1,457,560,681.52	$1,392,743,914.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,402,888,033.61	$1,340,039,249.47
Pool Factor	0.9545262	0.9120790

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$20,891,158.71
Yield Supplement Overcollateralization Amount	$52,704,664.55
Targeted Overcollateralization Amount	$65,960,827.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,062,294.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		212	$45,036.74
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$45,036.74
Cumulative Net Losses Last Collection Period			$474.58
Cumulative Net Losses for all Collection Periods			$45,511.32

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.04%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.76%	471	$10,641,819.90
61-90 Days Delinquent	0.05%	28	$741,984.06
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.82%	499	$11,383,803.96

Repossession Inventory:
Repossessed in the Current Collection Period		9	$231,044.91
Total Repossessed Inventory		14	$350,486.75

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0004%
Current Collection Period			0.0379%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0015%
Current Collection Period			0.0441%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer